Shareholders' equity	6 Months Ended
Jun. 30, 2020
Shareholders' equity
Shareholders' equity

4)  Shareholders’ equity

Treasury shares (TOTAL shares held directly by TOTAL SE)

In accordance with the shareholder return policy over 2018-2020 implemented since February 2018, the Company repurchased its own shares until the announcement of the suspension of the share buyback program on March 23, 2020, in the context of the sharp decrease in the crude oil price.

TOTAL SE has also repurchased shares to be allocated to free share grant plans.

As  of June 30, 2020, TOTAL SE directly holds 28,706,598 TOTAL shares, representing 1.10% of its share capital, which are deducted from the consolidated shareholders’ equity and allocated as follows:

Shares to be cancelled (1)	23,284,409
including shares repurchased during Q4 2019	11,051,144
Including shares repurchased during Q1 2020	12,233,265
Shares to be allocated as part of free share grant plans (2)	5,422,189
including the 2017 Plan	4,356,044
including the 2018 Plan	1,001,529
including shares intended to be allocated to new share purchase options plans or to new share performance plans	64,616
Total Treasury shares (1)+(2)	28,706,598

Dividend

The Shareholders' meeting of May 29, 2020 approved the distribution of a dividend of €2.68 per share for the 2019 fiscal year and the payment of a final dividend of €0.68 per share given the three interim dividends that had already been paid. The Board of directors of May 4, 2020 decided to offer the shareholders the option to receive the final 2019 dividend in cash or in new shares of the Company with a discount of 10%, each choice being exclusive of the other.

Dividend 2019	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.68	€0.68
Set date	April 25, 2019	July 24, 2019	October 29, 2019	May 29, 2020
Ex-dividend date	September 27, 2019	January 6, 2020	March 30, 2020	June 29, 2020
Payment date	October 1st, 2019	January 8, 2020	April 1st, 2020	July 16, 2020
Option for the scrip dividend
Issue price	—	—	—	€28.80(1)
Number of shares subscribed	—	—	—	38,063,688

(1) This price is equal to 90% of the average Euronext Paris opening prices of the TOTAL shares for the twenty trading days preceding the Shareholders' Meeting of May 29, 2020, reduced by the amount of the final dividend and rounded up to the nearest cent.

Furthermore, the Board of directors, during its July 29, 2020 meeting, set the second interim dividend for the fiscal year 2020 at €0.66 per share, equal to the first interim dividend. The ex-dividend date of this interim dividend will be on January 4, 2021 and it will be paid in cash exclusively on January 11, 2021.

Dividend 2020	First interim	Second interim
Amount	€0.66	€0.66
Set date	May 4, 2020	July 29, 2020
Ex-dividend date	September 25, 2020	January 4, 2021
Payment date	October 2, 2020	January 11, 2021

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €(2.98) per share for the 2nd quarter 2020 (€(0.01) per share for the 1st quarter 2020 and €0.89 per share for the 2nd quarter 2019). Diluted earnings per share calculated using the same method amounted to €(2.98) per share for the 2nd quarter 2020 (€(0.01) per share for the 1st quarter 2020 and €0.89 per share for the 2nd quarter 2019).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)		1st half 2020		1st half 2019
Actuarial gains and losses		(223)		(59)

Change in fair value of investments in equity instruments		(74)		107

Tax effect		86		14
Currency translation adjustment generated by the parent company		(196)		(474)
Sub-total items not potentially reclassifiable to profit and loss		(407)		(412)

Currency translation adjustment		(940)		187
- unrealized gain/(loss) of the period	(907)		233
- less gain/(loss) included in net income	33		46

Cash flow hedge		(1,293)		(373)
- unrealized gain/(loss) of the period	(1,317)		(303)
- less gain/(loss) included in net income	(24)		70

Variation of foreign currency basis spread		70		54
- unrealized gain/(loss) of the period	42		25
- less gain/(loss) included in net income	(28)		(29)

Share of other comprehensive income of equity affiliates, net amount		(927)		253
- unrealized gain/(loss) of the period	(936)		265
- less gain/(loss) included in net income	(9)		12

Other		3		2

Tax effect		367		107
Sub-total items potentially reclassifiable to profit and loss		(2,720)		230
Total other comprehensive income, net amount		(3,127)		(182)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2020			1st half 2019
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	(223)	56	(167)	(59)	16	(43)
Change in fair value of investments in equity instruments	(74)	30	(44)	107	(2)	105
Currency translation adjustment generated by the parent company	(196)	—	(196)	(474)	—	(474)
Sub-total items not potentially reclassifiable to profit and loss	(493)	86	(407)	(426)	14	(412)
Currency translation adjustment	(940)	—	(940)	187	—	187
Cash flow hedge	(1,293)	389	(904)	(373)	125	(248)
Variation of foreign currency basis spread	70	(22)	48	54	(18)	36
Share of other comprehensive income of equity affiliates, net amount	(927)	—	(927)	253	—	253
Other	3	—	3	2	—	2
Sub-total items potentially reclassifiable to profit and loss	(3,087)	367	(2,720)	123	107	230
Total other comprehensive income	(3,580)	453	(3,127)	(303)	121	(182)